CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥) ¥ / shares shares	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2020 CNY (¥) ¥ / shares shares	Dec. 31, 2019 CNY (¥) ¥ / shares shares
CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS
Revenue	¥ 942,380	$ 147,880	¥ 2,451,287	¥ 3,599,436
Cost of revenue	(835,873)	(131,167)	(2,036,821)	(2,842,394)
Gross profit	106,507	16,713	414,466	757,042
Operating expenses:
Sales and marketing expenses	(64,914)	(10,186)	(38,020)	(48,395)
Product development expenses	(167,530)	(26,289)	(301,401)	(724,983)
General and administrative expenses	(831,358)	(130,458)	(301,065)	(520,421)
Total operating expenses	(1,063,802)	(166,933)	(640,486)	(1,293,799)
Loss from operations	(957,295)	(150,220)	(226,020)	(536,757)
Other income (expenses):
Interest expense, net	(8,317)	(1,305)	(12,989)	(8,719)
Foreign currency exchange gain (loss), net	(394)	(62)	(4,084)	237
Gain on short-term investments	112	18	321	2,771
Impairment loss for long-term equity investment	(26,000)	(4,080)	0	(16,000)
Impairment loss for equity method investments	(187,329)	(29,396)
Impairment loss for non-current assets	(11,543)	(1,811)
Goodwill impairment	(31,188)	(4,894)
Government grants	22,293	3,498	22,885	22,351
Other income, net	5,618	882	9,207	7,724
Share of profit (loss) from equity method investees, net of income tax	(47)	(7)	3,970	21,772
Loss before income tax	(1,194,090)	(187,377)	(206,710)	(506,621)
Income tax expense	(8,907)	(1,398)	(14,665)	(3,766)
Net loss	(1,202,997)	(188,775)	(221,375)	(510,387)
Net loss attributable to noncontrolling interests	31,832	4,995	1,087
Net loss attributable to Fangdd Network Group Ltd.	(1,171,165)	(183,780)	(220,288)	(510,387)
Accretion of Redeemable Convertible Preferred Shares | ¥				(116,308)
Deemed dividend to preferred shareholder | ¥				(642,174)
Net loss attributable to ordinary shareholders	(1,171,165)	(183,780)	(220,288)	(1,268,869)
Net loss	(1,202,997)	(188,775)	(221,375)	(510,387)
Other comprehensive loss
Foreign currency translation adjustment, net of tax	(7,926)	(1,244)	(28,054)	(94,357)
Total comprehensive loss, net of tax	(1,210,923)	(190,019)	(249,429)	(604,744)
Total comprehensive loss attributable to noncontrolling interests	31,832	4,995	1,087
Total comprehensive loss attributable to ordinary shareholders	¥ (1,179,091)	$ (185,024)	¥ (248,342)	¥ (604,744)
Net loss per share attributable to ordinary shareholders
- Basic (in dollars per share) | (per share)	¥ (0.58)	$ (0.09)	¥ (0.11)	¥ (1.17)
- Diluted (in dollars per share) | (per share)	¥ (0.58)	$ (0.09)	¥ (0.11)	¥ (1.17)
Weighted average number of ordinary shares outstanding used in computing net loss per share
Weighted average number of ordinary shares | shares	2,022,446,988	2,022,446,988	1,993,326,758	1,087,910,999
- Diluted (in share) | shares	2,022,446,988	2,022,446,988	1,993,326,758	1,087,910,999